General administrative expenses and other net operating income (expenses)_Details of other operating income (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income [Abstract]
Gain on transactions of foreign exchange	₩ 758,347,000,000	₩ 602,115,000,000	₩ 1,227,561,000,000
Gain related to derivatives (Designated for hedging)	67,395,000,000	126,651,000,000	35,810,000,000
Gain on fair value hedged items	9,646,000,000	231,000,000	42,797,000,000
Others	63,702,000,000	45,706,000,000	82,417,000,000	[1]
Total	899,090,000,000	774,703,000,000	1,388,585,000,000
Income to receive from other creditor financial institutions	₩ 0	₩ 0	₩ 29,316,000,000	[1]

[1]	Other income includes income amounting to 29,316 million Won for the years ended December 31, 2018, that the Group recognized for it is to receive from other creditor financial institutions in accordance with the creditor financial institutions committee agreement.